Document and Entity Information	Apr. 19, 2017
Prospectus:
Document Type	497
Document Period End Date	Apr. 19, 2017
Registrant Name	DREYFUS INVESTMENT FUNDS
Central Index Key	0000799295
Amendment Flag	false
Document Creation Date	Apr. 19, 2017
Document Effective Date	Apr. 19, 2017
Prospectus Date	Mar. 31, 2017
Class T Prospectus | Dreyfus Tax Sensitive Total Return Bond Fund | Class T
Prospectus:
Trading Symbol	DRTTX